Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)
Common Stocks 87.5%
Australia 0.8%
BHP Group PLC (Cost $3,300,719)	176,481	3,833,632
Brazil 7.7%
Banco Bradesco SA (ADR)	920,322	7,022,057
CCR SA	261,962	1,115,721
Cia Siderurgica Nacional SA	1,105,327	3,329,454
Gerdau SA (ADR) (a)	585,424	2,739,784
Itau Unibanco Holding SA (ADR) (Preferred)	1,100,502	8,374,820
Lojas Americanas SA*	5,989	38,527
Lojas Americanas SA (Preferred)	620,591	3,992,267
Multiplan Empreendimentos Imobiliarios SA	1,848	14,965
Petroleo Brasileiro SA (ADR)	326,801	4,611,162
Vale SA (ADR)	369,581	4,335,185
(Cost $38,146,554)		35,573,942
Chile 0.4%
Antofagasta PLC (Cost $1,980,332)	163,977	1,767,531
China 27.1%
Alibaba Group Holding Ltd. (ADR)*	141,776	29,289,504
Anhui Conch Cement Co., Ltd. "H"	552,500	3,507,589
Bank of China Ltd. "H"	8,227,000	3,174,327
China Construction Bank Corp. "H"	10,831,577	8,168,134
China Life Insurance Co., Ltd. "H"	1,830,000	4,351,556
China Petroleum & Chemical Corp. "H"	3,050,000	1,600,612
Datang International Power Generation Co., Ltd. "H"	1,116,000	194,062
Huatai Securities Co., Ltd. 144A	924,200	1,440,943
Industrial & Commercial Bank of China Ltd. "H"	12,432,095	8,216,263
JD.com, Inc. (ADR)*	211,618	7,975,882
KWG Group Holdings Ltd.*	2,069,000	2,671,803
NetEase, Inc. (ADR)	14,725	4,723,191
New Oriental Education & Technology Group, Inc. (ADR)*	30,779	3,741,187
PetroChina Co., Ltd. "H"	5,607,300	2,461,655
Ping An Insurance (Group) Co. of China Ltd. "H"	1,091,532	12,243,028
Tencent Holdings Ltd.	538,200	25,544,772
Topsports International Holdings Ltd. 144A	1,320,000	1,611,784
Trip.com Group Ltd. (ADR)*	57,722	1,854,608
Zhuzhou CRRC Times Electric Co., Ltd. "H"	797,000	2,691,779
(Cost $112,477,220)		125,462,679
Colombia 0.5%
Bancolombia SA (ADR) (Cost $2,198,435)	43,000	2,256,210
Hong Kong 5.3%
AIA Group Ltd.	258,400	2,538,836
China Mobile Ltd.	845,652	6,921,787
China Overseas Land & Investment Ltd.	1,441,475	4,610,475
Galaxy Entertainment Group Ltd.	606,000	3,939,677
Melco Resorts & Entertainment Ltd. (ADR)	191,256	3,857,634
Shimao Property Holdings Ltd.	579,000	1,855,409
	Shares	Value ($)
SJM Holdings Ltd.	670,000	744,266
(Cost $26,265,189)		24,468,084
India 9.5%
HDFC Bank Ltd. (ADR)	205,752	11,785,475
ICICI Bank Ltd.	240,257	1,769,500
ICICI Bank Ltd. (ADR)	422,378	6,158,271
Infosys Ltd. (ADR)	382,295	4,189,953
ITC Ltd.	770,000	2,538,156
Larsen & Toubro Ltd.	32,190	616,548
Maruti Suzuki India Ltd.	10,439	1,010,849
Reliance Industries Ltd. 144A, (GDR)	234,987	9,187,992
Tata Consultancy Services Ltd.	206,744	6,044,503
UltraTech Cement Ltd.	8,316	514,666
(Cost $38,871,245)		43,815,913
Indonesia 2.5%
PT Bank Central Asia Tbk	1,683,114	3,976,300
PT Bank Rakyat Indonesia Persero Tbk	12,323,400	3,991,882
PT Telekomunikasi Indonesia Persero Tbk	12,685,900	3,517,134
(Cost $9,024,065)		11,485,316
Korea 12.8%
Hyundai Motor Co.	28,454	2,963,444
KB Financial Group, Inc.	27,810	1,018,961
KT Corp.	20,066	425,423
LG Chem Ltd.	15,981	4,496,184
LG Household & Health Care Ltd.	2,852	2,992,639
Naver Corp.	11,733	1,753,981
Netmarble Corp. 144A*	12,408	926,260
POSCO	23,358	4,236,874
Samsung Electro-Mechanics Co., Ltd.	18,803	1,938,426
Samsung Electronics Co., Ltd.	525,194	24,551,047
Samsung Fire & Marine Insurance Co., Ltd.	12,812	2,257,721
Shinhan Financial Group Co., Ltd.	87,983	2,870,208
Shinsegae, Inc.	5,912	1,314,686
SK Hynix, Inc.	96,859	7,424,219
(Cost $56,206,720)		59,170,073
Mexico 1.0%
Fomento Economico Mexicano SAB de CV (ADR)	39,644	3,574,700
Gruma SAB de CV "B"	61,238	650,865
Grupo Financiero Inbursa SAB de CV "O"	505,109	574,999
(Cost $5,486,742)		4,800,564
Philippines 0.9%
BDO Unibank, Inc. (Cost $3,723,485)	1,486,300	4,314,207
Russia 3.6%
Gazprom PJSC (ADR)	741,266	5,181,449
LUKOIL PJSC (ADR)	39,464	4,030,458
Sberbank of Russia PJSC (ADR)	271,494	4,328,158
Yandex NV "A"* (b)	73,796	3,306,799
(Cost $12,572,789)		16,846,864
South Africa 3.1%
Dis-Chem Pharmacies Ltd. 144A	204,702	349,442
FirstRand Ltd.	915,114	3,514,903
	Shares	Value ($)
Multichoice Group Ltd.*	25,574	181,305
Naspers Ltd. "N"	40,102	6,529,087
Shoprite Holdings Ltd.	145,749	1,134,410
Truworths International Ltd.	515,571	1,503,246
Woolworths Holdings Ltd.	381,238	1,124,577
(Cost $18,475,351)		14,336,970
Taiwan 9.0%
ASE Technology Holdings Co., Ltd.	1,127,761	2,731,270
Catcher Technology Co., Ltd.	201,000	1,596,298
Chunghwa Telecom Co., Ltd.	891,000	3,180,789
Formosa Plastics Corp.	1,047,000	3,216,336
Fubon Financial Holding Co., Ltd.	1,984,000	2,943,135
Hon Hai Precision Industry Co., Ltd.	810,000	2,205,440
Taiwan Semiconductor Manufacturing Co., Ltd.	774,803	8,004,410
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	282,340	15,229,419
Vanguard International Semiconductor Corp.	947,000	2,334,875
(Cost $33,534,727)		41,441,972
Thailand 3.1%
CP ALL PCL (NVDR)	1,999,700	4,520,177
Kasikornbank PCL (NVDR)	558,100	2,503,142
PTT PCL (NVDR)	2,790,300	3,838,866
Thai Oil PCL (NVDR)	1,980,000	3,276,473
(Cost $16,984,746)		14,138,658
Turkey 0.1%
KOC Holding AS	100,545	328,103
Turkiye Garanti Bankasi AS*	97,879	194,323
(Cost $716,326)		522,426
United Arab Emirates 0.1%
Emaar Malls PJSC (Cost $589,330)	687,850	340,411
Total Common Stocks (Cost $380,553,975)		404,575,452
Exchange-Traded Funds 2.6%
iShares FTSE A50 China Index ETF (a)	4,588,000	7,975,402
VanEck Vectors Vietnam ETF	262,858	3,913,956
Total Exchange-Traded Funds (Cost $13,267,983)		11,889,358
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (c) (d) (Cost $6,833,867)	6,833,867	6,833,867
Cash Equivalents 8.3%
DWS Central Cash Management Government Fund, 1.59% (c) (Cost $38,347,834)	38,347,834	38,347,834
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $439,003,659)	99.9	461,646,511
Other Assets and Liabilities, Net	0.1	588,811
Net Assets	100.0	462,235,322

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (c) (d)
15,219,626	—	8,385,759 (e)	—	—	14,918	—	6,833,867	6,833,867
Cash Equivalents 8.3%
DWS Central Cash Management Government Fund, 1.59% (c)
12,146,299	52,533,283	26,331,748	—	—	97,631	—	38,347,834	38,347,834
27,365,925	52,533,283	34,717,507	—	—	112,549	—	45,181,701	45,181,701

* Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2020 amounted to $6,362,850, which is 1.4% of net assets.
(b) Listed on the NASDAQ Stock Market, Inc.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company

At January 31, 2020 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	109,987,359	27%
Information Technology	76,249,860	19%
Consumer Discretionary	71,491,225	18%
Communication Services	50,481,441	13%
Energy	34,188,667	8%
Materials	31,977,235	8%
Consumer Staples	15,760,389	4%
Real Estate	9,493,063	2%
Industrials	4,752,151	1%
Utilities	194,062	0%
Total	404,575,452	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,833,632	$—	$3,833,632
Brazil	35,573,942	—	—	35,573,942
Chile	—	1,767,531	—	1,767,531
China	47,584,372	77,878,307	—	125,462,679
Colombia	2,256,210	—	—	2,256,210
Hong Kong	3,857,634	20,610,450	—	24,468,084
India	31,321,691	12,494,222	—	43,815,913
Indonesia	—	11,485,316	—	11,485,316
Korea	—	59,170,073	—	59,170,073
Mexico	4,800,564	—	—	4,800,564
Philippines	—	4,314,207	—	4,314,207
Russia	16,846,864	—	—	16,846,864
South Africa	—	14,336,970	—	14,336,970
Taiwan	15,229,419	26,212,553	—	41,441,972
Thailand	—	14,138,658	—	14,138,658
Turkey	—	522,426	—	522,426
United Arab Emirates	—	340,411	—	340,411
Exchange-Traded Funds	3,913,956	7,975,402	—	11,889,358
Short-Term Investments (f)	45,181,701	—	—	45,181,701
Total	$206,566,353	$255,080,158	$—	$461,646,511

(f)	See Investment Portfolio for additional detailed categorizations.